Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Details of Amounts Presented in Different Currency
(i) Foreign exchange risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in functional currency units, was as follows:
At the reporting date, the carrying amount value of the Group’s assets and liabilities held in US Dollars were as follows:

	12/31/2022	12/31/2021
Balance sheet

Cash and cash equivalents	30,087	20,990
Accounts receivable	13,823	9,477
Other receivables	1,618	15,411

Current assets	45,528	45,878

Leases, property and equipment	3,596	3,216

Non-current assets	3,596	3,216

Trade payables	1,657	2,011
Labor and social security obligations	7,295	9,521

Current liabilities	8,952	11,532

Payables to related parties	608	282
Lease	1,973	3,104

Non-current liabilities	2,581	3,386

Net Equity	37,591	34,176

Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

	12/31/2022	12/31/2021	12/31/2020
Net foreign exchange result

Financial revenue	2,514	—	416
Financial expense	(2,986)	(372)	(193)

Net foreign exchange result, net	(472)	(372)	223

Summary of Detail of Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2022	12/31/2021
Cash and cash equivalents	136,581	102,569
Financial instruments at fair value through profit or loss (i)	1,243,764	1,372,926
Trade payables	(1,247)	(831)
Labor and social security obligations	(90,700)	(106,299)
Accounts payable	(7,328)	(10,677)
Lease liabilities	(86,211)	(85,544)
Commercial Notes	(83,212)	—
Consideration payable	(43,579)	—
Contingent consideration	(48,499)	—

Net debt	1,019,569	1,272,144

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities			Other assets
	Payables	Loans and obligations	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2020	(167,591)	—	(106,199)	83,449	8,253
Cash flow and dividends provision	49,784	—	21,790	15,999	1,340,393

Fair value adjustment	—	—	—	3,121	24,280

Addition and finance expenses accrual	—	—	(823)	—	—

Foreign exchange adjustments	—	—	—	—	—

Other changes (i)	—	—	(312)	—	—

December 31, 2021	(117,807)	—	(85,544)	102,569	1,372,926

Cash flow and dividends provision	18,532	—	24,440	26,599	(215,046)

Fair value adjustment	—	—	—	7,413	85,884

Addition and finance expenses accrual	—	(175,290)	(25,197)	—	—

Foreign exchange adjustments	—	—	—	—	—

Other changes (i)	—	—	90	—	—

December 31, 2022	(99,275)	(175,290)	(86,211)	136,581	1,243,764

(i)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which are presented as in other comprehensive income statement.

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2022	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(1,247)	—	—	(1,247)	(1,247)
Labor and social security obligations	(87,732)	(2,968)	—	(90,700)	(90,700)
Lease liabilities	(24,147)	(45,878)	(43,356)	(113,381)	(86,211)
Accounts payable	(7,328)	—	—	(7,328)	(7,328)
Loans and financing	(20,876)	(104,761)	(90,890)	(216,527)	(175,290)

Total	(141,330)	(153,607)	(134,246)	(429,183)	(360,776)

Contractual maturities of financial liabilities at December 31, 2021	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(831)	—	—	(831)	(831)
Labor and social security obligations	(106,299)	—	—	(106,299)	(106,299)
Lease liabilities	(22,304)	(41,452)	(57,008)	(120,764)	(85,544)
Accounts payable	(10,677)	—	—	(10,677)	(10,677)

Total	(140,111)	(41,452)	(57,008)	(238,571)	(203,351)

Summary of Maturity Analysis of Lease Liabilities
The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2022	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2024	(20,110)	(5,013)	(1,044)	(26,167)	(21,681)
2025	(15,742)	(5,013)	—	(20,755)	(15,186)
2026	(9,625)	(1,253)	—	(10,878)	(8,108)
2027	(9,625)	—	—	(9,625)	(5,541)
2028	(9,625)	—	—	(9,625)	(4,905)
2029	(9,625)	—	—	(9,625)	(4,343)
2030	(5,615)	—	—	(5,615)	(2,300)

Total	(79,967)	(11,279)	(1,044)	(92,290)	(62,064)

Contractual maturities of financial liabilities At 31 December 2021	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2023	(18,990)	(1,216)	(1,116)	(21,322)	(18,788)
2024	(18,990)	—	(1,140)	(20,130)	(14,940)
2025	(14,905)	—	—	(14,905)	(9,784)
2026	(9,186)	—	—	(9,186)	(5,288)
2027	(9,186)	—	—	(9,186)	(4,682)
2028	(9,186)	—	—	(9,186)	(4,145)
2029	(9,186)	—	—	(9,186)	(3,670)
2030	(5,359)	—	—	(5,359)	(1,943)

Total	(94,988)	(1,216)	(2,256)	(98,460)	(63,240)

Summary of Risk factors related to its investments

Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2022	12/31/2021

Current inflation	Inflation index	-100bps	1.6	15.3

Exchange traded real estate funds	Share prices	-10%	(17.9)	(10.9)

Brazilian stock prices	Share prices	-10%	(5.8)	(7.4)

Fixed-rate offshore rates	US yield curve	-100bps	(1.8)	(7.7)

Foreign exchange rate	Foreign exchange rates	10% (***)	4.1	5.0

Domestic base overnight rate	Domestic base overnight rate	-100bps	(6.9)	(8.0)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars